PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 17 - PROPERTY, PLANT AND EQUIPMENT

The composition by category of Property, plant and equipment is as follows:

	Gross Book Value		Accumulated depreciation		Net Book Value
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
a) Property, plant and equipment
Construction in progress (1)	473,797	377,961	-	-	473,797	377,961
Land	43,276	42,979	-	-	43,276	42,979
Buildings	121,972	123,836	(61,521)	(58,629)	60,451	65,207
Plant and equipment	11,024,722	12,983,173	(4,462,706)	(5,292,429)	6,562,016	7,690,744
Own aircraft (3) (4)	10,377,850	12,375,500	(4,237,585)	(5,088,297)	6,140,265	7,287,203
Other (2)	646,872	607,673	(225,121)	(204,132)	421,751	403,541
Machinery	25,764	27,402	(23,501)	(23,986)	2,263	3,416
Information technology equipment	146,986	147,754	(130,150)	(132,923)	16,836	14,831
Fixed installations and accessories	147,402	154,414	(108,661)	(105,215)	38,741	49,199
Motor vehicles	49,186	49,345	(44,423)	(44,140)	4,763	5,205
Leasehold improvements	248,733	201,828	(115,758)	(127,420)	132,975	74,408
Subtotal Properties, plant and equipment	12,281,838	14,108,692	(4,946,720)	(5,784,742)	7,335,118	8,323,950
b) Right of use
Aircraft (3)	5,211,153	5,369,519	(3,109,411)	(3,031,477)	2,101,742	2,338,042
Other assets	243,014	244,847	(190,007)	(176,570)	53,007	68,277
Subtotal Right of use	5,454,167	5,614,366	(3,299,418)	(3,208,047)	2,154,749	2,406,319
Total	17,736,005	19,723,058	(8,246,138)	(8,992,789)	9,489,867	10,730,269

(1)	As of December 31, 2021, includes advances paid to aircraft manufacturers for ThUS$ 377,590 (ThUS$ 360,387 as of December 31, 2020)

(2)	Consider mainly rotables and tools.

(3)	As of December 31, 2020, due to Chapter 11, 29 aircraft lease contract were rejected, 19 were presented as to Property, plant and equipment, (2 A350, 11 A321, 1 A320, 1 A320N and 4 B787) and 10 were presented as right of use assets, (1 A319, 7 A320 and 2 B767). As of December 31, 2021, due to Chapter 11, 13 aircraft lease contract were rejected, 4 were presented as to Property, plant and equipment, (4 A350) and 9 were presented as right of use assets, (2 A320 and 7 A350).

(4)	As of December 31, 2020, eleven B767 aircraft were classified as non-current assets or groups of assets for disposal as held for sale.

(a)	Movement in the different categories of Property, plant and equipment:

	Construction in progress	Land	Buildings net	Plant and equipment net	Information technology equipment net	Fixed installations & accessories net	Motor vehicles net	Leasehold improvements net	Property, Plant and equipment net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2019	630,320	45,424	112,565	8,987,582	22,564	71,009	634	83,267	9,953,365

Additions	21,884	7,950	-	1,694,640	6,580	26	73	34,988	1,766,141
Disposals	-	(28)	(47)	(23,945)	(13)	(75)	(11)	-	(24,119)
Retirements	(20)	-	-	(64,838)	(85)	(77)	-	(362)	(65,382)
Depreciation expenses	-	-	(5,768)	(776,225)	(8,574)	(11,945)	(94)	(19,001)	(821,607)
Foreign exchange	(1,340)	(1,103)	(914)	(24,615)	(234)	(2,007)	(125)	(432)	(30,770)
Other increases (decreases)	(278,255)	(3,837)	(30,974)	(418,083)	538	2,903	-	-	(727,708)
Changes, total	(257,731)	2,982	(37,703)	386,934	(1,788)	(11,175)	(157)	15,193	96,555
Closing balance as of December 31, 2019	372,589	48,406	74,862	9,374,516	20,776	59,834	477	98,460	10,049,920
Opening balance as of January 1, 2020	372,589	48,406	74,862	9,374,516	20,776	59,834	477	98,460	10,049,920
Additions	6,535	-	-	485,800	1,295	9	-	-	493,639
Disposals	-	-	-	(1,439)	(112)	(31)	(4)	-	(1,586)
Rejection fleet (*)	-	-	-	(1,081,496)	-	-	-	(82)	(1,081,578)
Retirements	(39)	-	-	(107,912)	(55)	(3,250)			(111,256)
Depreciation expenses	-	-	(4,819)	(682,102)	(6,186)	(9,037)	(81)	(16,542)	(718,767)
Foreign exchange	(2,601)	(5,428)	(4,836)	(146,219)	(1,543)	(7,195)	4	(2,587)	(170,405)
Other increases (decreases) (**)	1,477	1	-	(142,179)	656	8,869	-	(4,841)	(136,017)
Changes, total	5,372	(5,427)	(9,655)	(1,675,547)	(5,945)	(10,635)	(81)	(24,052)	(1,725,970)
Closing balance as of December 31, 2020	377,961	42,979	65,207	7,698,969	14,831	49,199	396	74,408	8,323,950
Opening balance as of January 1, 2021	377,961	42,979	65,207	7,698,969	14,831	49,199	396	74,408	8,323,950
Additions	84,392	1,550	92	563,023	6,455	6	17	6,543	662,078
Disposals	-	-	-	(169)	(26)	(309)	(17)	-	(521)
Rejection fleet (*)	-	-	-	(469,878)	-	-	-	(46,816)	(516,694)
Retirements	(279)	-	-	(44,684)	(212)	(1,885)	-	(26)	(47,086)
Depreciation expenses	-	-	(4,074)	(620,349)	(4,345)	(8,304)	(61)	(11,649)	(648,782)
Foreign exchange	(1,720)	(1,252)	(833)	(19,199)	(404)	(1,752)	(11)	(13,074)	(38,245)
Other increases (decreases) (**)	13,443	-	59	(538,996)	537	1,786	1	123,589	(399,581)
Changes, total	95,836	298	(4,756)	(1,130,252)	2,005	(10,458)	(71)	58,567	(988,831)
Closing balance as of December 31, 2021	473,797	43,277	60,451	6,568,717	16,836	38,741	325	132,975	7,335,119

(*)	Include aircraft lease rejection due to Chapter 11.

(**)	As of December 31, 2021, it includes the lease contract amendment of two B787 aircraft ThUS$ (397,569) and six A320N aircraft ThUS$ (284,952). Include the reclassification of 4 A350 aircraft that were incorporated on property plant and equipment from available for sale for ThUS$ 464.812 and the reclassification of 11 B767 aircraft that were moved to available for sales for ThUS$(606,522) (see note 13).

(b)	Right of use assets:

			Net right
			of use
	Aircraft	Others	assets
	ThUS $	ThUS $	ThUS $

Opening balances as of January 1, 2019	2,456,333	92,111	2,548,444
Additions	732,489	20,675	753,164
Depreciation expense	(377,911)	(22,473)	(400,384)
Cumulative translate adjustment	(2,046)	(2,515)	(4,561)
Other increases (decreases)	(40,325)	13,360	(26,965)
Total changes	312,207	9,047	321,254
Final balances as of December 31, 2019	2,768,540	101,158	2,869,698
Opening balances as of January 1, 2020	2,768,540	101,158	2,869,698
Additions	-	399	399
Fleet rejection (*)	(9,090)	-	(9,090)
Depreciation expense	(395,936)	(22,492)	(418,428)
Cumulative translate adjustment	(6,578)	(11,173)	(17,751)
Other increases (decreases) **	(18,894)	385	(18,509)

Total changes	(430,498)	(32,881)	(463,379)
Final balances as of December 31, 2020	2,338,042	68,277	2,406,319
Opening balances as of January 1, 2021	2,338,042	68,277	2,406,319
Additions	537,995	1,406	539,401
Fleet rejection (*)	(573,047)	(4,577)	(577,624)
Depreciation expense	(317,616)	(16,597)	(334,213)
Cumulative translate adjustment	(574)	(1,933)	(2,507)
Other increases (decreases) **	116,942	6,431	123,373
Total changes	(236,300)	(15,270)	(251,570)
Final balances as of December 31, 2021	2,101,742	53,007	2,154,749

(*)	Include aircraft lease rejection due to Chapter 11.

(**)	Include the amendment of 109 aircraft lease contract (1 A319, 37 A320, 12 A320N, 19 A321, 1 B767, 6 B777 and 16 B787).

(c)	Composition of the fleet

			Aircraft included				Aircraft included
			in Property,				as Rights		Total
			plant and equipment				of use assets		fleet
			As of		As of		As of	As of	As of		As of
			December 31,		December 31,		December 31,	December 31,	December 31,		December 31,
Aircraft	Model		2021		2020		2021	2020	2021		2020

Boeing 767	300	ER	16		17		-	-	16		17
Boeing 767	300	F	12	(1)	11	(1)	1	1	13	(1)	12	(1)
Boeing 777	300	ER	4		4		6	6	10		10
Boeing 787	800		4		6		6	4	10		10
Boeing 787	900		2		2		15	10	17		12
Airbus A319	100		37		37		7	7	44		44
Airbus A320	200		94		96	(2)	39	38	133		134	(2)
Airbus A320	NEO		-		6		12	6	12		12
Airbus A321	200		18		19		31	19	49		38
Airbus A350	900		-		4		-	7	-		11
Total			187		202		117	98	304		300

(1)	One aircraft leased to Aerotransportes Mas de Carga S.A. de C.V.

(2)	Two aircraft leased to Sundair.

(d)	Method used for the depreciation of Property, plant and equipment:

		Useful life (years)
	Method	minimum	maximum

Buildings	Straight line without residual value	20	50
Plant and equipment	Straight line with residual value of 20% in the short-haul fleet and 36% in the long-haul fleet. (*)	5	30
Information technology equipment	Straight line without residual value	5	10
Fixed installations and accessories	Straight line without residual value	10	10
Motor vehicle	Straight line without residual value	10	10
Leasehold improvements	Straight line without residual value	5	8
Assets for rights of use	Straight line without residual value	1	25

(*)	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.

(e)	Additional information regarding Property, plant and equipment:

(i)	Property, plant and equipment pledged as guarantee:

Description of Property, plant and equipment pledged as guarantee:

				As of		As of
				December 31,		December 31,
				2021		2020
Guarantee	Creditor	Committed		Existing	Book	Existing	Book
agent (1)	company	Assets	Fleet	Debt	Value	Debt	Value
				ThUS$	ThUS$	ThUS$	ThUS$

Wilmington Trust Company	MUFG	Aircraft and engines	Airbus A319	58,611	259,036	69,375	268,746
			Airbus A320	51,543	227,604	63,581	257,613
			Boeing 767	46,779	168,315	43,628	180,591
			Boeing 777	144,358	141,620	-	-
			Boeing 787	-	-	114,936	119,229

Credit Agricole	Credit Agricole	Aircraft and engines	Airbus A319	1,073	6,419	1,073	6,936
			Airbus A320	139,192	117,130	139,192	122,251
			Airbus A321 / A350	30,733	27,427	30,733	28,127
			Boeing 767	10,404	30,958	10,404	32,802
			Boeing 787	91,797	38,551	91,797	43,020

Bank Of Utah	BNP Paribas	Aircraft and engines	Airbus A320 / A350	198,475	233,501	262,420	289,946
			Boeing 787	-	-	211,849	246,349
	Investec	Aircraft and engines	Airbus A320 / A350	-	-	37,870	-
	SMBC	Aircraft and engines	Airbus A350	-	-	130,000	134,780

Natixis	Natixis	Aircraft and engines	Airbus A321	-	-	271,129	375,645

Citibank N.A.	Citibank N.A.	Aircraft and engines	Airbus A319	27,936	45,849	27,936	38,836
			Airbus A320	128,030	181,224	128,030	214,597
			Airbus A321	41,599	75,092	41,599	81,706
			Airbus A350	15,960	26,507	15,960	26,823
			Airbus B767	90,846	181,246	90,846	197,797
			Airbus B787	23,156	17,036	23,156	19,047
			Rotables	162,477	134,846	162,477	145,708

UMB Bank	MUFG	Aircraft and engines	Airbus A320	166,712	258,875	167,371	246,293

MUFG Bank	MUFG Bank	Aircraft and engines	Airbus A320	-	-	215,043	295,036

Total direct guarantee				1,429,681	2,171,236	2,350,405	3,371,878

(1)	For the syndicated loans, is the Guarantee Agent that represent different creditors.

The amounts of the current debt are presented at their nominal value. The net book value corresponds to the assets granted as collateral.

Additionally, there are indirect guarantees associated with assets registered in properties, plants and equipment whose total debt as of December 31, 2021, amounts to ThUS$ 1,200,382 (ThUS$ 1,642,779 as of December 31, 2020). The book value of the assets with indirect guarantees as of December 31, 2021, amounts to ThUS$ 2,884,563 (ThUS$ 3,496,397 as of December 31, 2020).

As of December 31, 2020, given Chapter 11, nineteen aircraft corresponding to Property, plant and equipment were rejected, of which eighteen had direct guarantees and one indirect guarantee.

As of December 31, 2021, the Company keeps valid letters of credit related to assets by right of use according to the following detail:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date
GE Capital Aviation Services Ltd.	Latam Airlines Group S.A.	Three letters of credit	12,198	Jan 20, 2022
Merlin Aviation Leasing (Ireland) 18 Limited	Tam Linhas Aéreas S.A.	Two letters of credit	3,852	Mar 15, 2022
RB Comercial Properties 49 Empreendimentos Imobiliarios LTDA	Tam Linhas Aéreas S.A.	One letter of credit	25,835	Apr 29, 2022
			41,885

(ii) Commitments and others

Fully depreciated assets and commitments for future purchases are as follows:

	As of	As of
	December 31,	December 31,
	2021	2020
	ThUS$	ThUS$

Gross book value of fully depreciated property, plant and equipment still in use	223,608	206,497
Commitments for the acquisition of aircraft (*)	10,800,000	7,500,000

(*)	According to the manufacturer’s price list.

Purchase commitment of aircraft

	Year of delivery
Manufacturer	2022-2028	Total

Airbus S.A.S.	70	70
A320-NEO Family	70	70
The Boeing Company	2	2
Boeing 787-9	2	2
Total	72	72

As of December 31, 2021, as a result of the different aircraft purchase contracts signed with Airbus SAS, 70 Airbus A320 family aircraft remain to be received with deliveries between 2020 and 2028. The approximate amount, according to the manufacturer’s list prices, is ThUS $ 10,200,000.

As of December 31, 2021, as a result of the different aircraft purchase contracts signed with The Boeing Company, 2 Boeing 787 Dreamliner aircraft remain to be received with delivery dates between 2022. The approximate amount, according to list prices from the manufacturer, is ThUS $ 600,000.

(iii) Capitalized interest costs with respect to Property, plant and equipment.

		For the year ended
		December 31,
		2021	2020	2019
Average rate of capitalization of capitalized interest costs	%	5.06	3.52	4.72
Costs of capitalized interest	ThUS$	7,345	11,627	1,444